ESTIMATION OF FAIR VALUE - Trading assets in debt securities pledged as collateral (Details) - Financial assets at fair value through profit or loss, classified as held for trading, category [member] - COP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 2,000,025	$ 2,238,565
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,946,580	2,218,121
Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		36,005
Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,940,594	1,976,482
Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,006
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	4,980	205,634
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	52,153	20,444
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	52,153	20,444
Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,292
Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,292
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,856,741	1,743,092
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,803,296	1,722,648
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,803,296	1,722,648
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	52,153	20,444
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	52,153	20,444
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,292
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,292
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	143,284	495,473
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	143,284	495,473
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral		36,005
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	137,298	253,834
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,006
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 4,980	$ 205,634